Direct cost of revenues (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Direct cost of revenues

	2024	2023
	$	$

Subscription cost of revenue	77,585	80,064
Transaction-based cost of revenue	390,522	271,035
Hardware and other cost of revenue	55,913	47,446

Total direct cost of revenues	524,020	398,545